Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended	4 Months Ended		5 Months Ended	6 Months Ended	7 Months Ended	10 Months Ended		11 Months Ended	13 Months Ended	16 Months Ended		17 Months Ended	19 Months Ended	22 Months Ended		23 Months Ended	25 Months Ended	28 Months Ended		29 Months Ended	31 Months Ended	34 Months Ended		35 Months Ended	37 Months Ended	40 Months Ended		41 Months Ended	43 Months Ended	46 Months Ended		47 Months Ended	49 Months Ended	53 Months Ended	55 Months Ended	59 Months Ended	61 Months Ended	65 Months Ended	67 Months Ended	71 Months Ended	73 Months Ended	77 Months Ended	79 Months Ended	83 Months Ended	85 Months Ended	89 Months Ended	95 Months Ended	101 Months Ended
	Nov. 03, 2021	Oct. 26, 2021	Jul. 16, 2018	Mar. 20, 2017	Aug. 31, 2018	Feb. 28, 2022	Feb. 28, 2022	Aug. 31, 2017	Aug. 31, 2025	Feb. 28, 2019	Aug. 31, 2022	Aug. 31, 2022	Feb. 28, 2018	Aug. 31, 2019	Feb. 28, 2023	Feb. 28, 2023	Aug. 31, 2018	Feb. 29, 2020	Aug. 31, 2023	Aug. 31, 2023	Feb. 28, 2019	Aug. 31, 2020	Feb. 29, 2024	Feb. 29, 2024	Aug. 31, 2019	Feb. 28, 2021	Aug. 31, 2024	Aug. 31, 2024	Feb. 29, 2020	Aug. 31, 2021	Feb. 28, 2025	Feb. 28, 2025	Aug. 31, 2020	Feb. 28, 2022	Aug. 31, 2025	Aug. 31, 2025	Feb. 28, 2021	Aug. 31, 2022	Aug. 31, 2021	Feb. 28, 2023	Feb. 28, 2022	Aug. 31, 2023	Aug. 31, 2022	Feb. 29, 2024	Feb. 28, 2023	Aug. 31, 2024	Aug. 31, 2023	Feb. 28, 2025	Feb. 29, 2024	Aug. 31, 2025	Aug. 31, 2024	Feb. 28, 2025	Aug. 31, 2025
C000176698
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				$ 10,000				$ 10,221					$ 10,034				$ 10,124				$ 10,312				$ 10,931				$ 11,238				$ 11,350				$ 11,244		$ 11,388		$ 10,938		$ 10,044		$ 9,824		$ 9,898		$ 10,159		$ 10,666	$ 10,799	$ 10,969
C000202458
Account Value [Line Items]
Line Graph and Table Measure Name									Class Z
Accumulated Value			$ 10,000		$ 10,030					$ 10,229				$ 10,846				$ 11,161				$ 11,278				$ 11,180				$ 11,339				$ 10,901				$ 10,008		$ 9,790		$ 9,879		$ 10,140		$ 10,663		$ 10,800		$ 10,985
C000176696
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				10,000				10,146					10,435				10,934				11,220				11,380				11,132				11,073				12,286		14,014		14,705		13,927		14,583		14,618		15,458		17,460	18,405	19,783
C000202456
Account Value [Line Items]
Line Graph and Table Measure Name									Class Z
Accumulated Value			10,000		10,190					10,451				10,621				10,390				10,338				11,495				13,112				13,772				13,050		13,671		13,725		14,514		16,420		17,316		18,630
C000176700
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				10,000				10,301					10,334				10,441				10,562				10,877				11,003				11,007				11,671		11,897		11,846		11,495		11,623		11,921		12,666		13,233	13,677	14,138
C000202460
Account Value [Line Items]
Line Graph and Table Measure Name									Class Z
Accumulated Value			10,000		10,050					10,172				10,488				10,616				10,628				11,288				11,500				11,468				11,144		11,260		11,563		12,293		12,855		13,298		13,760
C000176695
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				10,000				11,050					11,770				11,509				11,098				11,415				11,644				13,662				15,561		16,468		14,261		12,128		12,967		13,631		14,373		15,771	15,515	17,852
C000202455
Account Value [Line Items]
Line Graph and Table Measure Name									Class Z
Accumulated Value			10,000		10,000					9,657				9,942				10,145				11,925				13,585				14,389				12,476				10,607		11,356		11,951		12,612		13,842		13,630		15,696
C000176692
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				10,000				10,680					11,789				12,554				12,111				12,497				12,628				15,116				17,167		20,114		18,451		16,432		17,120		19,157		21,945		23,994	25,250	27,334
C000202452
Account Value [Line Items]
Line Graph and Table Measure Name									Class Z
Accumulated Value			10,000		10,270					9,906				10,231				10,347				12,385				14,088				16,508				15,167				13,512		14,080		15,773		18,093		19,788		20,841		22,581
C000176699
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				10,000				10,080					10,152				10,304				10,434				10,623				10,705				10,605				11,050		11,232		11,461		11,213		11,467		11,786		12,360		12,798	13,086	13,412
C000202459
Account Value [Line Items]
Line Graph and Table Measure Name									Class Z
Accumulated Value			10,000		10,060					10,154				10,351				10,448				10,349				10,792				10,975				11,210				10,981		11,242		11,555		12,125		12,575		12,856		13,191
C000176693
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				10,000				10,095					10,394				10,601				10,509				10,471				10,903				11,102				12,112		12,335		12,263		11,919		12,493		12,974		13,805		14,246	14,455	14,844
C000202453
Account Value [Line Items]
Line Graph and Table Measure Name									Class Z
Accumulated Value			10,000		10,060					9,979				9,948				10,355				10,564				11,524				11,748				11,687				11,368		11,927		12,393		13,193		13,634		13,837		14,228
C000176701
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				10,000				10,126					9,986				10,089				10,316				10,838				11,077				11,089				11,066		11,241		10,907		10,474		10,540		10,640		11,006		11,208	11,354	11,263
C000202461
Account Value [Line Items]
Line Graph and Table Measure Name									Class Z
Accumulated Value			10,000		10,010					10,242				10,766				11,011				11,021				11,017				11,198				10,875				10,452		10,525		10,633		11,006		11,220		11,373		11,291
C000176697
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				10,000				10,060					9,205				9,483				6,632				4,198				3,695				3,353				3,879		3,879		3,879		3,879		3,879		3,879		3,879		3,879	3,820	4,184
C000202457
Account Value [Line Items]
Line Graph and Table Measure Name									Class Z
Accumulated Value			10,000		9,320					6,521				4,133				3,806				3,444				3,994				3,994				3,994				3,994		3,994		3,994		3,994		3,994		3,926		4,308
C000226066
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value		$ 10,000					$ 9,567					$ 8,894				$ 8,748				$ 9,748				$ 10,577				$ 11,597				$ 12,131			$ 12,699
C000226067
Account Value [Line Items]
Line Graph and Table Measure Name									Class Z
Accumulated Value	$ 10,000					$ 9,449					$ 8,791				$ 8,652				$ 9,648				$ 10,477				$ 11,496				$ 12,041					$ 12,608
C000176694
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				10,000				10,310					11,083				12,869				12,082				12,263				12,144				13,245				18,660		20,284		18,971		17,391		17,860		18,193		20,003		21,401	21,417	23,397
C000202454
Account Value [Line Items]
Line Graph and Table Measure Name									Class Z
Accumulated Value			10,000		10,520					9,876				10,038				9,945				10,849				15,300				16,648				15,585				14,297		14,684		14,971		16,483		17,637		17,659		19,298
FTSE All World Developed Index
Account Value [Line Items]
Accumulated Value				10,000				10,660					11,625				12,023				11,607				11,986				12,115				14,014				15,716		18,165		17,275		15,360		15,988		17,742		19,925		22,025	22,924	25,490
FTSE All World Developed Index
Account Value [Line Items]
Accumulated Value			10,000		10,217					9,863				10,185				10,295				11,908				13,355				15,436				14,679				13,052		13,586		15,076		16,931		18,716		19,479		21,660
ICE BofA Global Broad Market (USD Hedged)
Account Value [Line Items]
Accumulated Value				10,000				10,294					10,219				10,358				10,619				11,488				11,730				11,892				11,746		11,956		11,476		10,655		10,423		10,603		10,920		11,367	11,527	11,704
ICE BofA Global Broad Market (USD Hedged)
Account Value [Line Items]
Accumulated Value			10,000		9,997					10,249				11,088				11,321				11,478				11,337				11,539				11,077				10,284		10,060		10,233		10,539		10,971		11,125		11,296
FTSE All-World ex US Index
Account Value [Line Items]
Accumulated Value				10,000				10,942					11,795				11,306				11,009				10,926				10,948				11,866				13,880		14,900		13,899		12,049		12,901		13,473		14,539		15,903	15,894	18,378
FTSE All-World ex US Index
Account Value [Line Items]
Accumulated Value			10,000		9,968					9,706				9,633				9,652				10,462				12,237				13,136				12,254				10,623		11,374		11,879		12,818		14,021		14,013		16,202
ICE BofA US Corporate & Government (1-3 Yr) Index
Account Value [Line Items]
Accumulated Value				10,000				10,089					10,025				10,111				10,280				10,580				10,781				10,968				10,991		11,018		10,822		10,573		10,542		10,741		11,031		11,416	11,645	11,948
ICE BofA US Corporate & Government (1-3 Yr) Index
Account Value [Line Items]
Accumulated Value			10,000		10,039					10,207				10,504				10,703				10,889				10,912				10,939				10,744				10,497		10,467		10,665		10,952		11,335		11,562		11,862
FTSE All World Developed Index
Account Value [Line Items]
Accumulated Value				10,000				10,660					11,625				12,023				11,607				11,986				12,115				14,014				15,716		18,165		17,275		15,360		15,988		17,742		19,925		22,025	22,924	25,490
FTSE All World Developed Index
Account Value [Line Items]
Accumulated Value			10,000		10,217					9,863				10,185				10,295				11,908				13,355				15,436				14,679				13,052		13,586		15,076		16,931		18,716		19,479		21,660
Russell 1000 Index
Account Value [Line Items]
Accumulated Value		$ 10,000					$ 9,474					$ 8,579				$ 8,697				$ 9,900				$ 11,289				$ 12,533				$ 13,334			$ 14,568
Russell 1000 Index
Account Value [Line Items]
Accumulated Value	$ 10,000					$ 9,304					$ 8,425				$ 8,540				$ 9,722				$ 11,087				$ 12,308				$ 13,095					$ 14,307
Russell 2500 Index
Account Value [Line Items]
Accumulated Value				10,000				10,190					11,077				12,568				11,782				11,670				11,570				12,463				16,881		18,179		16,948		15,353		16,029		16,372		17,992		19,217	19,366	21,146
Russell 2500 Index
Account Value [Line Items]
Accumulated Value			10,000		10,354					9,707				9,614				9,532				10,267				13,907				14,976				13,962				12,648		13,205		13,488		14,823		15,832		15,954		17,421
ICE BofA US Broad Market Index
Account Value [Line Items]
Accumulated Value				10,000				10,334					10,107				10,225				10,431				11,298				11,680				12,025				11,783		12,008		11,506		10,624		10,381		10,482		10,732		11,253	11,359	11,607
ICE BofA US Broad Market Index
Account Value [Line Items]
Accumulated Value			10,000		10,037					10,239				11,090				11,465				11,803				11,566				11,787				11,294				10,429		10,190		10,289		10,535		11,046		11,150		11,393
FTSE All-World High Dividend Yield Index
Account Value [Line Items]
Accumulated Value				10,000				10,546					11,184				10,962				10,866				10,762				10,546				10,691				12,419		13,762		13,990		12,683		13,569		14,016		15,119		16,796	17,281	19,226
FTSE All-World High Dividend Yield Index
Account Value [Line Items]
Accumulated Value			10,000		10,104					10,016				9,920				9,720				9,854				11,447				12,686				12,895				11,690		12,508		12,919		13,936		15,482		15,929		17,721
Russell 1000 Index
Account Value [Line Items]
Accumulated Value				10,000				10,504					11,619				12,585				12,199				12,899				13,153				15,801				17,663		20,897		20,086		18,188		18,438		20,989		23,935		26,572	28,270	30,886
Russell 1000 Index
Account Value [Line Items]
Accumulated Value			10,000		10,397					10,077				10,656				10,866				13,053				14,591				17,263				16,593				15,025		15,231		17,339		19,772		21,951		23,354		25,515
ICE BofA US Broad Market Index
Account Value [Line Items]
Accumulated Value				10,000				10,334					10,107				10,225				10,431				11,298				11,680				12,025				11,783		12,008		11,506		10,624		10,381		10,482		10,732		11,253	11,359	11,607
ICE BofA US Broad Market Index
Account Value [Line Items]
Accumulated Value			10,000		10,037					10,239				11,090				11,465				11,803				11,566				11,787				11,294				10,429		10,190		10,289		10,535		11,046		11,046		11,046
ICE BofA US Broad Market Index
Account Value [Line Items]
Accumulated Value				10,000				10,334					10,107				10,225				10,431				11,298				11,680				12,025				11,783		12,008		11,506		10,624		10,381		10,482		10,732		11,253	11,359	11,607
ICE BofA US Broad Market Index
Account Value [Line Items]
Accumulated Value			10,000		10,037					10,239				11,090				11,465				11,803				11,566				11,787				11,294				10,429		10,190		10,289		10,535		11,046		11,150		11,393
ICE BofA US Municipal Securities 2-12 Year Index
Account Value [Line Items]
Accumulated Value				$ 10,000				$ 10,355					$ 10,167				$ 10,308				$ 10,583				$ 11,070				$ 11,305				$ 11,421				$ 11,463		$ 11,667		$ 11,297		$ 10,929		$ 11,006		$ 11,095		$ 11,478		$ 11,653	$ 11,806	$ 11,977
ICE BofA US Municipal Securities 2-12 Year Index
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 10,006					$ 10,273				$ 10,745				$ 10,973				$ 11,086				$ 11,126				$ 11,325				$ 10,966				$ 10,608		$ 10,683		$ 10,769		$ 11,142		$ 11,311		$ 11,460		$ 11,626